Cover Page Document	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Entity File Number	001-37946
Entity Registrant Name	ALGONQUIN POWER & UTILITIES CORP.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4911
Entity Address, Address Line One	354 Davis Road
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 2X1
Entity Address, Country	CA
City Area Code	905
Local Phone Number	465-4500
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	524,223,323
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001174169
Current Fiscal Year End Date	--12-31
Business Contact
Entity Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8940
NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Rights to Purchase One Common Share of the Company
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	AQN
Security Exchange Name	NYSE
6.875% Fixed-to-Floating Subordinated Notes | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	6.875% Fixed-to-Floating Subordinated Notes – Series 2018-A due October 17, 2078
Trading Symbol	AQNA
Security Exchange Name	NYSE
6.20% Fixed-to-Floating Subordinated Notes | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	6.20% Fixed-to-Floating Subordinated Notes – Series 2019-A due July 1, 2079
Trading Symbol	AQNB
Security Exchange Name	NYSE
Rights to Purchase One Common Share of the Company | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Security Exchange Name	NYSE
No Trading Symbol Flag